Significant Accounting Policies - Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Total revenues	¥ 2,181,469	$ 342,320	¥ 2,054,095	¥ 1,478,493
Gross basis
Total revenues	2,171,024		¥ 2,054,095	¥ 1,478,493
Net basis
Total revenues	¥ 10,445